Intangible assets, airport concessions and goodwill - Net: - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets:
Intangible assets and goodwill	$ 52,658,081
Intangible assets and goodwill	49,310,063	$ 52,658,081
Gross carrying amount
Intangible assets:
Intangible assets and goodwill	52,658,081	53,973,349
Foreign currency translation	(2,606,466)	(1,842,679)
Additions		527,411
Additions	(741,552)
Intangible assets and goodwill	49,310,063	52,658,081
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	(17,392,821)	(15,883,709)
Foreign currency translation	431,204	485,787
Additions	(2,008,470)	(1,994,899)
Intangible assets and goodwill	(18,970,087)	(17,392,821)
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	56,442,841	54,733,845
Foreign currency translation	(1,830,087)	(1,850,332)
Additions	74,853	134,622
Transfers	3,816,487	3,424,706
Intangible assets and goodwill	58,504,094	56,442,841
Contracts assets
Intangible assets:
Intangible assets and goodwill	3,993,438	4,745,055
Foreign currency translation	(55,292)	(19,605)
Additions	1,302,633	2,692,694
Transfers	(3,816,487)	(3,424,706)
Intangible assets and goodwill	1,424,292	3,993,438
Contractor advance
Intangible assets:
Intangible assets and goodwill	378,097	710,197
Foreign currency translation	41	(67)
Additions	(163,893)	(332,033)
Intangible assets and goodwill	214,245	378,097
Licences and ODC
Intangible assets:
Intangible assets and goodwill	419,439	392,412
Additions	53,325	27,027
Intangible assets and goodwill	472,764	419,439
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	6,347,709	6,672,307
Foreign currency translation	(832,139)	(324,598)
Intangible assets and goodwill	5,515,570	6,347,709
Goodwill
Intangible assets:
Intangible assets and goodwill	2,469,378	2,603,242
Foreign currency translation	(320,193)	(133,864)
Intangible assets and goodwill	$ 2,149,185	$ 2,469,378